Property, Plant And Equipment, Intangible Assets And Goodwill (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Increase in property, plant and equipment	$ 5,300,000
Increase in intangible assets	15,200,000
Increase in goodwill	24,700,000
Assumed liabilities	700,000
Amortization expense	300,000,000	328,300,000	332,300,000
Stucture impairment	1,700,000		4,000,000
Goodwill impairment charge		(1,146,000)	2,100,000
FCC licenses [Member]
Impairment of intangibles			500,000
Billboard permits [Member]
Impairment of intangibles	35,900,000	6,500,000	4,800,000
Talent contracts [Member]
Impairment of intangibles			3,900,000
Traffic Business [Member]
Purchase price		24,300,000
Repayment of intercompany debt		95,000,000
Increase in property, plant and equipment		17,200,000
Increase in intangible assets		35,000,000
Increase in goodwill		70,600,000
Brouwer & Partners [Member]
Purchase price		12,500,000
WOR [Member]
Purchase price	30,000,000
WFNX [Member]
Purchase price	$ 14,500,000